Statutory Information and Restrictions (Narrative) (Details) $ in Billions	Dec. 31, 2022 USD ($)
Statutory Information and Restrictions [Abstract]
RBC Ratio Company Action Level Low End	75.00%
RBC Ratio Company Action Level High End	100.00%
Indiana Statutory Limitation As A Percentage of The Insurer Contract Holder Surplus	10.00%
New York Statutory Limitation As A Percentage of The Insurer Contract Holder Surplus	10.00%
Amount of dividends that could be paid in the next year without prior approval	$ 1.7